TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 3

dated January 14, 2022 to the Statement of Additional Information (“SAI”) dated March 1, 2021 and August 1, 2021, as supplemented through December 10, 2021

TIAA-CREF Funds: Funds-of-Funds

TIAA-CREF Lifecycle Funds

TIAA-CREF Lifecycle Index Funds

TIAA-CREF Lifestyle Funds

TIAA-CREF Managed Allocation Fund

(each, a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2

dated January 14, 2022 to the Statement of Additional Information (“SAI”) dated October 1, 2021, as supplemented through November 10, 2021

Effective immediately, Laura Starks is no longer a Trustee of the Board of Trustees of the TIAA-CREF Funds (the “Trust”). Therefore, all references in the SAI to Ms. Starks being a Trustee of the Trust are hereby deleted.

AA41178 (1/22)